Equity-based compensation - Summary of non-vested share movements (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares
Number of shares
Unvested shares (in shares) | shares	5,167	4,942
Vested (in shares) | shares	(1,751)	(1,902)
Forfeited (in shares) | shares	(335)	(204)
Unvested shares (in shares) | shares	5,726	5,167
Weighted average fair value at grant date
Outstanding, beginning balance, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 74.63	$ 71.82
Vested, weighted average fair value at grant date (in dollars per share) | $ / shares	77.39	73.76
Forfeited, weighted average fair value at grant date (in dollars per share) | $ / shares	81.49	75.72
Outstanding, ending balance, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 79.30	$ 74.63
Fair value at grant date
Fair value, beginning balance, unvested | $	$ 386	$ 355
Fair value, vested | $	(136)	(140)
Fair value, forfeited | $	(27)	(15)
Fair value, ending balance, unvested | $	$ 454	$ 386
Restricted awards
Number of shares
Granted (in shares) | shares	1,465	1,560
Weighted average fair value at grant date
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 88.69	$ 80.95
Fair value at grant date
Fair value, granted | $	$ 130	$ 126
Performance awards
Number of shares
Granted (in shares) | shares	1,180	771
Weighted average fair value at grant date
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 85.78	$ 77.99
Fair value at grant date
Fair value, granted | $	$ 101	$ 60